Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Common Share:
Net income (loss)	$ (192)	$ 182	$ (3)	$ 68	$ (818)	$ 273	$ (270)	$ 601	$ 55	$ (214)
Average number of common shares outstanding									2,884,049	2,884,049
Effect of dilutive options
Average number of common shares outstanding used to calculate diluted earnings per common share									2,884,049	2,884,049